Quarterly Holdings Report
for

Fidelity® Infrastructure Fund

July 31, 2020

ISF-QTLY-0920
1.9896238.100

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
Cellnex Telecom SA (a)	6,795	$425,982
Cellnex Telecom SA rights 8/7/20 (b)	6,795	28,415
Infrastrutture Wireless Italiane SpA (a)	4,982	50,264
		504,661
ENERGY - 15.7%
Oil, Gas & Consumable Fuels - 15.7%
Cheniere Energy Partners LP	6,337	214,698
Cheniere Energy, Inc. (b)	4,100	202,868
Enbridge, Inc.	17,173	549,633
Enterprise Products Partners LP	10,474	184,342
TC Energy Corp.	8,194	373,469
The Williams Companies, Inc.	21,500	411,295
		1,936,305
INDUSTRIALS - 14.0%
Commercial Services & Supplies - 3.5%
GFL Environmental, Inc.	9,300	200,880
Waste Connection, Inc. (United States)	2,234	228,695
		429,575
Construction & Engineering - 3.5%
Ferrovial SA	9,466	231,261
VINCI SA	2,397	206,298
		437,559
Road & Rail - 2.8%
Norfolk Southern Corp.	210	40,364
Rumo SA (b)	61,087	260,201
Union Pacific Corp.	227	39,350
		339,915
Transportation Infrastructure - 4.2%
Aena Sme SA (a)(b)	1,132	147,078
Grupo Aeroportuario Norte S.A.B. de CV ADR (b)	7,400	246,124
Shanghai International Airport Co. Ltd. (A Shares)	12,907	125,699
		518,901

TOTAL INDUSTRIALS		1,725,950

INFORMATION TECHNOLOGY - 1.0%
IT Services - 1.0%
Beijing Sinnet Technology Co. Ltd. (A Shares)	3,200	11,979
GDS Holdings Ltd. ADR (b)	1,500	120,435
		132,414
REAL ESTATE - 16.2%
Equity Real Estate Investment Trusts (REITs) - 16.2%
American Tower Corp.	905	236,558
CoreSite Realty Corp.	1,914	247,002
Crown Castle International Corp.	1,496	249,383
Digital Realty Trust, Inc.	2,084	334,565
Equinix, Inc.	280	219,934
Prologis (REIT), Inc.	2,735	288,324
SBA Communications Corp. Class A	617	192,220
Warehouses de Pauw	7,434	237,749
		2,005,735
UTILITIES - 42.0%
Electric Utilities - 24.9%
Enel SpA	67,179	615,395
Energias de Portugal SA	43,370	218,911
Energias de Portugal SA rights 8/3/20 (b)	43,370	4,404
Equatorial Energia SA	6,092	29,814
Evergy, Inc.	1,700	110,211
Iberdrola SA	54,919	706,435
NextEra Energy, Inc.	2,992	839,856
ORSTED A/S (a)	2,303	328,235
Scottish & Southern Energy PLC	12,728	215,897
		3,069,158
Independent Power and Renewable Electricity Producers - 6.5%
Atlantica Sustainable Infrastructure PLC	7,245	217,133
Clearway Energy, Inc. Class C	4,800	117,792
NextEra Energy Partners LP	4,517	280,957
The AES Corp.	11,921	181,557
		797,439
Multi-Utilities - 10.6%
Ameren Corp.	1,172	94,041
Dominion Energy, Inc.	7,340	594,760
National Grid PLC	29,006	341,872
RWE AG	7,568	285,093
		1,315,766

TOTAL UTILITIES		5,182,363

TOTAL COMMON STOCKS
(Cost $10,858,502)		11,487,428

Nonconvertible Preferred Stocks - 1.3%
UTILITIES - 1.3%
Water Utilities - 1.3%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR
(Cost $170,415)	13,928	161,008

Money Market Funds - 8.3%
Fidelity Cash Central Fund 0.14% (c)
(Cost $1,022,145)	1,021,904	1,022,210
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $12,051,062)		12,670,646
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(325,380)
NET ASSETS - 100%		$12,345,266

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $951,559 or 7.7% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,365
Total	$1,365

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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